Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]		Share premium [member]		Reserve of exchange differences on translation [member]	Other reserves [member]	Retained earnings [member]	Non-controlling interests [member]	Total
Balance at Jun. 30, 2022	$ 256		$ 99,418		$ (139)	$ (5,984)	$ (71,936)		$ 21,615
IfrsStatementLineItems [Line Items]
Loss for the year							(24,355)		(24,355)
Other comprehensive income/(expense)					1,342	(106)			1,236
Increase (decrease) through transactions with owners, equity	256		99,418		1,203	(6,090)	(96,291)		(1,504)
Equity instruments						49			49
Capital raises	51		5,449			(446)			5,054
Employee share awards	1		151			(5)			147
Increase in equity before transaction with owners in their capacity of owners	52		5,600			(402)			5,250
At June 30, 2025 at Jun. 30, 2023	308		105,018		1,203	(6,492)	(96,291)		3,746
IfrsStatementLineItems [Line Items]
Loss for the year							(46,700)		(46,700)
Other comprehensive income/(expense)					(1,201)	7			(1,194)
Increase (decrease) through transactions with owners, equity	308		105,018		2	(6,485)	(142,991)		(44,148)
Equity instruments						150			150
Capital raises	206	[1]	2,862	[1]		(207)			2,861
Employee share awards	19		340			241			600
Increase in equity before transaction with owners in their capacity of owners	225		3,202			184			3,611
At June 30, 2025 at Jun. 30, 2024	533		108,220		2	(6,301)	(142,991)		(40,537)
IfrsStatementLineItems [Line Items]
Loss for the year							(12,792)		(12,792)
Other comprehensive income/(expense)					(1,968)	(66)			(2,034)
Increase (decrease) through transactions with owners, equity	553		108,220		(1,966)	(6,367)	(155,783)		(55,363)
Equity instruments			413			302			715
Capital raises	1,825	[1]	68,463	[1]		(777)			69,511
Employee share awards						8			8
Other issuances	346		4,572			315			5,233
Increase in equity before transaction with owners in their capacity of owners	2,171		73,448			(152)			75,467
At June 30, 2025 at Jun. 30, 2025	$ 2,704		$ 181,668		$ (1,966)	$ (6,519)	$ (155,783)		$ 20,104

[1]	During the year ended June 30, 2025, the company issued